Exhibit 99.5

Rebuttal Findings 04.07.2025

Seller:

Deal ID:

Total Loan Count: 407

Loans by Grade in Population
Loan Grade	Count	Percentage
1	353	86.73%
2	28	6.88%
3	26	6.39%

Trade Summary
Loan Status	Count	Percentage
Review Complete	381	93.61%
In Rebuttal	26	6.39%

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	61	61	61	26	35	0	0	26	0	28	7
1	1160	0	0	1160	0	0	0	0	0	0	1160

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Compliance	7	7	0	0	0	0	0
Note - Missing Signature	5	5	0	0	0	0	0
Security Instrument - Inaccurate	1	1	0	0	0	0	0
Security Instrument - Name Discrepancy	1	1	0	0	0	0	0
Valuation	54	54	0	0	26	0	28
Appraisal - Value is not supported within a 10% variance	54	54	0	0	26	0	28